INCOME TAX - Effective tax rate Reconciliation (Details)	11 Months Ended
Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent difference - warrant liability	(20.46)
Change in valuation allowance	(0.57%)
Income tax benefit	(0.03%)